Share Option Activities, for Performance Condition (Detail) - $ / shares		1 Months Ended		12 Months Ended
	Jun. 06, 2017	Jan. 31, 2019	Sep. 04, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Outstanding at beginning of period		2,000,000		1,000,000
Granted:				2,500,000
Exercised	(6,328,535)			0
Forfeited	(10,806,665)	(15,000,000)	(4,700,000)	(1,500,000)
Outstanding at end of period				2,000,000	1,000,000
Vested and expected at end of period				2,000,000
Exercisable at end of period				365,079
Weighted-Average Exercise Price
Outstanding at beginning of period		$ 1.86		$ 1.86
Granted:				0.93
Exercised				0
Forfeited				0.93
Outstanding at end of period				1.86	$ 1.86
Vested and expected at end of period				1.86
Exercisable at end of period	$ 0.00			$ 1.86
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period				2 years 21 days	3 years 7 months 6 days
Vested and expected to vest at end of period				2 years 21 days
Exercisable at end of period				21 days